Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay's wholly-owned subsidiary, Teekay Shipping Ltd. (or the Manager, as successor by merger to Teekay Tankers Management Services Ltd.) and its affiliates. The Manager provides various services under a long-term management agreement (the Management Agreement). Commencing October 1, 2018, the Company elected to receive commercial and technical management services for its owned and leased vessels (other than certain former TIL vessels, which are managed by a third party) from its wholly-owned subsidiaries and no longer contracts these services from the Manager. Prior to this date, the Manager provided these services to the Company, which it did by subcontracting such services from the Company's subsidiary, Teekay Tanker Operations Ltd. (or TTOL) and its affiliates. Certain of the Company’s vessels participate in RSAs that are managed by the Company's subsidiaries, TTOL or Teekay Tankers Chartering Pte Ltd.

b.     Amounts received and (paid by) the Company for related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	$	$	$	$
Vessel operating expenses - technical management fee (i)	—	(2,800)	—	(6,100)
Strategic and administrative service fees (ii)	(7,950)	(8,633)	(15,742)	(17,329)
Secondment fees (iii)	(40)	(142)	(99)	(359)
LNG service revenues (iv)	1,000	31	2,129	272
Technical management fee revenue (v)	169	3,171	427	6,329
Service revenues (vi)	67	254	217	415

(i)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of loss.

(ii)
The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses, on the Company’s consolidated statements of loss. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

(iii)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of loss.

(iv)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The sub-contract ended in April 2019.

(v)
The Company receives reimbursements from Teekay, which subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(vi)	The Company recorded revenue relating to TTOL's administration of certain RSAs and provision of certain commercial services to participants in the arrangements.

c.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in "due from affiliates" or "due to affiliates," as applicable, are without interest or stated terms of repayment. In addition, $7.8 million and $7.6 million were payable as crewing and manning costs as at June 30, 2019 and December 31, 2018, respectively, and such amounts are included in accrued liabilities in the consolidated balance sheets. These crewing and manning costs will be payable as reimbursement to the Manager once they are paid by the Manager to the vessels' crew. The amounts owing from the RSAs, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable RSA. In addition, the Company had advanced $nil and $34.9 million as at June 30, 2019 and December 31, 2018, respectively, to the RSAs for working capital purposes. These activities, which are reflected in the Company's consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

d.
Pursuant to certain RSAs, TTOL provides certain commercial services to the RSA participants and administers the RSAs in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each RSA participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these RSAs are pooled with the voyage revenues and voyage expenses of other RSA participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the RSA participants according to an agreed formula. The pool receivables from affiliates as at June 30, 2019 and December 31, 2018 were $15.3 million and $56.5 million, respectively.

e.
Pursuant to a service agreement with the Teekay Aframax RSA, from time to time, the Company may hire vessels to perform full service lightering services. During the three and six months ended June 30, 2019, the Company recognized $5.1 million and $7.4 million (June 30, 2018 - $7.4 million and $15.8 million), respectively, related to vessels that were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's consolidated statements of loss.